Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/26	$100	$116,393
Series B, 5.00%, 09/01/26	365	424,837
Alabama Highway Finance Corp., 5.00%, 08/01/26	90	104,266
Alabama Public School and College Authority RB
Series B, 5.00%, 01/01/26 (Call 07/01/24)	245	268,028
Series C, 5.00%, 06/01/26 (Call 12/01/24)	150	166,283
Black Belt Energy Gas District RB, 4.00%,
10/01/52( 09/01/26)(a)(b)	300	329,798
State of Alabama GO
5.00%, 11/01/26 (Call 02/01/26)	100	114,474
Series C, 5.00%, 08/01/27 (Call 08/01/26)	210	243,914
University of Alabama (The) RB, Series C, 5.00%, 07/01/26	110	127,205
		1,895,198
Arizona — 2.0%
Arizona Department of Transportation State Highway Fund
Revenue RB, 5.00%, 07/01/26	215	249,229
Arizona State University RB
Series A, 5.00%, 07/01/26	25	28,980
Series B, 5.00%, 07/01/29 (Call 07/01/26)	100	115,131
Arizona Transportation Board RB, Series A, 5.00%, 07/01/26	170	197,065
City of Phoenix AZ GO
4.00%, 07/01/26	100	111,688
5.00%, 07/01/26	480	556,643
5.00%, 07/01/27 (Call 07/01/26)	185	214,367
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/27 (Call 07/01/26)	150	173,811
5.00%, 07/01/29 (Call 07/01/26)	305	351,290
5.00%, 07/01/30 (Call 07/01/26)	200	229,984
5.50%, 07/01/26 (NPFGC)	40	46,904
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	100	116,061
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/26	140	160,234
Series A, 5.00%, 01/01/26	145	165,957
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	100	115,874
University of Arizona (The) RB, Series A, 4.00%, 06/01/28
(Call 06/01/26)	160	177,119
		3,010,337
Arkansas — 0.0%
State of Arkansas GO, 5.00%, 10/01/26 (Call 10/01/24)	20	22,033

California — 13.9%
Alvord Unified School District GO, Series B, 0.00%, 08/01/26
(AGM)(c)	55	51,025
Beverly Hills Unified School District CA GO, 0.00%, 08/01/26(c)	100	93,814
California Health Facilities Financing Authority RB, 5.00%,
11/15/26( 11/15/25)	115	131,241
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/27 (PR 10/01/26)	100	116,749
5.00%, 10/01/28 (Call 04/01/26)	40	46,139
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	150	167,059
5.00%, 09/01/26	75	86,861
5.00%, 04/01/29 (Call 10/01/26)	125	144,524
Series A, 5.00%, 09/01/26 (Call 09/01/24)	100	109,665
Series B, 5.00%, 04/01/26	50	57,279
Series B, 5.00%, 10/01/26 (Call 10/01/24)	105	115,443
Series C, 5.00%, 11/01/27 (Call 11/01/26)	70	81,204

	Par
Security	(000)	Value

California (continued)
Series D, 4.00%, 04/01/28 (Call 10/01/26)	$250	$279,030
California State University RB
Series A, 5.00%, 11/01/26	355	415,018
Series A, 5.00%, 11/01/26 (Call 11/01/25)	125	142,546
Series A, 5.00%, 11/01/28 (Call 05/01/26)	205	236,187
Carlsbad Unified School District GO, 5.00%, 08/01/27
(Call 08/01/26)	80	92,947
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	110	126,471
City of San Francisco CA Public Utilities Commission Water
Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	210	246,032
5.00%, 11/01/28 (Call 11/01/26)	195	228,065
5.00%, 11/01/29 (Call 11/01/26)	285	332,325
Series D, 5.00%, 11/01/26	100	116,957
Contra Costa Water District RB, Series U, 5.00%, 10/01/26	50	58,523
East Bay Municipal Utility District Water System Revenue RB,
5.00%, 06/01/26	150	174,035
East Side Union High School District GO, 5.00%, 08/01/28
(Call 08/01/26)	275	318,069
El Camino Community College District Foundation (The) GO,
5.00%, 08/01/28( 08/01/26)	150	174,560
El Camino Community College District GO, Series C, 0.00%,
08/01/26(c)	150	140,156
Escondido Union High School District GO, Series A, 0.00%,
08/01/26 (AGC)(c)	50	46,532
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(c)	80	74,984
Folsom Cordova Unified School District School Facilities
Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/26
(NPFGC)(c)	100	92,375
Grossmont Union High School District GO, 0.00%, 08/01/26
(AGM)(c)	90	84,056
Long Beach Unified School District GO, 5.00%, 08/01/27
(Call 08/01/26)	175	203,904
Los Angeles Community College District/CA GO
Series C, 5.00%, 06/01/26	75	87,018
Series G, 5.00%, 08/01/26 (PR 08/01/24)	70	76,732
Series I, 4.00%, 08/01/26	100	112,199
Series I, 4.00%, 08/01/29 (Call 08/01/26)	100	111,781
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/26	170	197,542
5.00%, 07/01/26 (Call 07/01/25)	140	157,860
5.00%, 06/01/27 (Call 06/01/26)	100	115,840
Series A, 5.00%, 06/01/28 (Call 06/01/26)	140	162,112
Series A, 5.00%, 06/01/30 (Call 06/01/26)	100	115,337
Los Angeles County Public Works Financing Authority RB
Series A, 5.00%, 12/01/26 (Call 12/01/24)	70	77,557
Series S, 5.00%, 10/01/29 (Call 10/01/26)	300	348,475
Los Angeles Department of Water & Power Power System
Revenue RB
5.00%, 07/01/26	175	202,616
Series B, 5.00%, 07/01/26 (Call 06/01/26)	30	34,656
Los Angeles Department of Water & Power RB, Series A, 5.00%,
07/01/26	275	318,397
Los Angeles Department of Water & Power System Revenue
RB, Series A, 5.00%, 07/01/26	105	121,570
Los Angeles Department of Water RB
5.00%, 07/01/26	150	173,951
Series A, 5.00%, 07/01/26 (Call 07/01/24)	20	21,865
Series A, 5.00%, 07/01/29 (Call 01/01/26)	130	148,253

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Los Angeles Unified School District/CA GO
5.00%, 07/01/28 (Call 07/01/26)	$255	$294,292
Series A, 5.00%, 07/01/26	435	503,444
Series C, 5.00%, 07/01/26	100	115,734
Series C, 5.00%, 07/01/26 (Call 07/01/24)	195	212,986
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	174,757
Metropolitan Water District of Southern California RB
Series A, 2.50%, 07/01/26	230	242,525
Series A, 5.00%, 07/01/26	160	185,996
Municipal Improvement Corp. of Los Angeles RB, Series B,
5.00%, 11/01/26	245	285,806
Newport Mesa Unified School District GO, 0.00%, 08/01/26
(NPFGC)(c)	190	177,769
Ohlone Community College District GO
4.00%, 08/01/30 (Call 08/01/26)	115	128,121
Series C, 4.00%, 08/01/29 (Call 08/01/26)	65	72,567
Palo Alto Unified School District GO, 0.00%, 08/01/26(c)	170	160,412
Palos Verdes Peninsula Unified School District GO, 0.00%,
11/01/26 (NPFGC)(c)	165	153,307
Pasadena Area Community College District GO, Series A,
4.00%, 08/01/29 (Call 08/01/26)	130	145,013
Port of Los Angeles RB, Series C2, 5.00%, 08/01/26	100	116,041
Rancho Water District Financing Authority RB, Series B, 5.00%,
08/01/28 (Call 08/01/26)	25	29,152
Sacramento County Sanitation Districts Financing Authority RB,
5.00%, 08/01/26 (Call 08/01/25)	80	90,455
Sacramento Municipal Utility District RB, 5.00%,
07/01/26( 07/01/25)	100	112,972
San Diego Community College District GO, 4.00%, 08/01/28
(Call 08/01/26)	100	111,873
San Diego County Regional Transportation Commission RB,
Series A, 5.00%, 04/01/29 (Call 04/01/26)	245	281,308
San Diego County Water Authority RB, 5.00%, 05/01/26
(Call 05/01/25)	100	112,408
San Diego Unified School District/CA GO
5.50%, 07/01/26 (AGM)	165	194,798
Series A, 0.00%, 07/01/26(c)	20	18,725
Series A, 0.00%, 07/01/26 (ETM)(c)	30	27,964
Series R-5, 4.00%, 07/01/29 (Call 07/01/26)	215	238,566
Series R-5, 5.00%, 07/01/26	95	110,169
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/26	55	61,710
5.00%, 08/01/26	155	180,675
Series D, 5.00%, 08/01/26 (Call 08/01/25)	60	67,819
San Francisco City & County Airport Commission San Francisco
International Airport RB, Series A, 5.00%, 05/01/26	140	160,798
San Jose Evergreen Community College District GO, Series A,
5.00%, 09/01/26 (PR 09/01/24)	100	110,042
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NPFGC)(c)	275	257,959
Series B, 0.00%, 09/01/26 (NPFGC)(c)	95	89,113
Santa Barbara Community College District GO
5.00%, 08/01/27 (Call 08/01/26)	100	116,517
5.00%, 08/01/28 (Call 08/01/26)	120	139,820
5.00%, 08/01/29 (Call 08/01/26)	50	58,187
Santa Clara County Financing Authority RB, 5.00%, 05/01/26	150	173,290
Santa Clara Unified School District GO, 5.00%, 07/01/26
(Call 07/01/24)	90	98,505
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/26	95	110,048

	Par
Security	(000)	Value

California (continued)
Santa Clara Valley Water District COP, Series A, 5.00%,
02/01/29 (Call 02/01/26)	$70	$80,214
Santa Monica-Malibu Unified School District GO, Series D,
4.00%, 08/01/26 (Call 08/01/25)	40	43,918
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/26 (Call 01/01/25)	50	55,555
State of California Department of Water Resources RB
5.00%, 12/01/29 (Call 12/01/26)	130	152,576
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	200	221,829
Series AV, 5.00%, 12/01/26 (Call 06/01/26)	50	57,989
Series AW, 5.00%, 12/01/27 (Call 12/01/26)	135	158,583
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	205	240,705
State of California GO
4.00%, 04/01/26	100	110,697
4.00%, 09/01/27 (Call 09/01/26)	125	139,067
4.00%, 08/01/28 (Call 08/01/26)	80	88,611
4.00%, 09/01/28 (Call 09/01/26)	400	443,702
5.00%, 08/01/26	235	272,027
5.00%, 08/01/26 (Call 08/01/25)	425	477,739
5.00%, 10/01/26	430	499,903
5.00%, 11/01/26	175	203,884
5.00%, 08/01/27 (Call 08/01/26)	130	150,299
5.00%, 08/01/28 (Call 08/01/26)	350	403,989
5.00%, 09/01/28 (Call 09/01/26)	720	832,822
5.00%, 08/01/29 ( 08/01/26)	200	230,379
5.00%, 09/01/29 (Call 09/01/26)	585	674,142
5.00%, 08/01/30 (Call 08/01/26)	100	115,002
Series B, 5.00%, 09/01/26	300	348,021
Series C, 5.00%, 08/01/27 (Call 08/01/26)	415	479,799
Series C, 5.00%, 08/01/28 (Call 08/01/26)	270	311,648
University of California RB
4.00%, 05/15/26	115	128,010
5.00%, 05/15/29 ( 05/15/26)	360	414,266
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	205	223,184
Series AV, 5.00%, 05/15/26	205	236,714
Series I, 5.00%, 05/15/26 (Call 05/15/25)	150	167,983
		21,252,436
Colorado — 0.6%
City & County of Denver Co. Airport System Revenue RB,
5.00%, 11/15/26	190	220,812
City & County of Denver Co. GO, 5.00%, 08/01/26	45	52,432
City of Colorado Springs CO Utilities System Revenue RB,
Series A2, 5.00%, 11/15/26	50	58,588
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	90	99,337
5.00%, 12/01/27 (Call 12/01/26)	200	234,425
5.50%, 12/01/26 (SAW)	110	131,671
University of Colorado RB, Series A-2, 5.00%, 06/01/26	150	173,623
		970,888
Connecticut — 1.6%
State of Connecticut GO
4.00%, 06/01/26	105	116,936
Series A, 5.00%, 03/15/26	235	270,213
Series A, 5.00%, 04/15/26	145	167,112
Series B, 4.00%, 06/01/26	100	111,367
Series B, 5.00%, 05/15/26	155	179,049
Series B, 5.00%, 05/15/27 (Call 05/15/26)	100	115,154
Series E, 5.00%, 10/15/26	175	204,434
Series F, 5.00%, 09/15/26	205	238,951

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Connecticut (continued)
State of Connecticut Special Tax Revenue RB
5.00%, 05/01/26	$200	$230,069
Series A, 5.00%, 09/01/27 (Call 09/01/26)	310	359,173
Series A, 5.00%, 09/01/28 (Call 09/01/26)	115	132,965
Series B, 5.00%, 09/01/28 (Call 09/01/26)	140	161,870
Series C, 5.00%, 10/01/26	80	93,044
		2,380,337
Delaware — 0.6%
Delaware Transportation Authority RB
5.00%, 07/01/26	245	284,578
5.00%, 07/01/27 (Call 07/01/26)	200	231,841
State of Delaware GO
5.00%, 02/01/26	80	91,910
5.00%, 07/01/28 ( 07/01/26)	105	121,570
Series D, 5.00%, 07/01/27 (Call 07/01/26)	110	127,461
		857,360
District of Columbia — 1.4%
District of Columbia GO
Series A, 5.00%, 06/01/26 ( 06/01/25)	250	280,941
Series A, 5.00%, 06/01/27 (Call 06/01/26)	100	115,703
Series B, 5.00%, 06/01/26 (Call 06/01/25)	125	140,470
Series D, 5.00%, 06/01/26	80	92,709
Series D, 5.00%, 06/01/27 (Call 12/01/26)	155	181,997
Series D, 5.00%, 06/01/28 (Call 12/01/26)	190	222,898
Series D, 5.00%, 06/01/29 (Call 12/01/26)	100	117,212
District of Columbia RB
5.00%, 12/01/26	345	403,324
Series C, 5.00%, 10/01/26	260	304,062
District of Columbia Water & Sewer Authority RB, 5.00%,
10/01/26	95	111,194
Washington Metropolitan Area Transit Authority RB, Series A,
5.00%, 07/15/26	105	121,944
		2,092,454
Florida — 3.4%
County of Miami-Dade FL Aviation Revenue RB, Series B,
5.00%, 10/01/26 (Call 10/01/25)	225	252,693
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/27
(Call 07/01/26)	315	366,180
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	460	522,075
Florida Department of Environmental Protection RB
5.00%, 07/01/26 ( 07/01/25)	150	169,297
Series A, 5.00%, 07/01/26 (Call 07/01/25)	165	186,227
Series A, 5.00%, 07/01/27 (Call 07/01/26)	200	232,121
Orange County School Board COP, 5.00%, 08/01/26	130	150,237
Reedy Creek Improvement District GOL
5.00%, 06/01/27 (Call 06/01/26)	300	347,520
Series A, 5.00%, 06/01/26	130	149,702
School Board of Miami-Dade County (The) COP
5.00%, 02/01/29 (Call 02/01/26)	275	310,878
Series D, 5.00%, 02/01/27 (Call 02/01/26)	160	182,206
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	114,724
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27 ( 07/01/26)	160	185,622
Series B, 5.00%, 07/01/26	110	126,899
Series B, 5.00%, 07/01/27 (Call 07/01/26)	105	121,815

	Par
Security	(000)	Value

Florida (continued)
State of Florida Department of Transportation Turnpike System
Revenue RB
Series C, 5.00%, 07/01/27 (Call 07/01/26)	$185	$215,058
Series C, 5.00%, 07/01/29 (Call 07/01/26)	145	167,747
State of Florida GO
Series A, 5.00%, 07/01/26	55	63,756
Series B, 5.00%, 06/01/26 (Call 06/01/24)	40	43,641
Series B, 5.00%, 07/01/26	160	185,473
Series C, 5.00%, 06/01/26	65	75,237
Series C, 5.00%, 06/01/28 (Call 06/01/26)	50	57,897
Series D, 4.00%, 06/01/29 (Call 06/01/26)	125	138,986
Series E, 5.00%, 06/01/26 (Call 06/01/25)	220	247,689
Series F, 5.00%, 06/01/29 (Call 06/01/26)	100	115,520
State of Florida Lottery Revenue RB
5.00%, 07/01/26	205	237,064
Series A, 5.00%, 07/01/26	225	260,192
		5,226,456
Georgia — 1.7%
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%,
11/01/26	50	58,503
County of Carroll GA GO, 5.00%, 06/01/26	85	98,347
Forsyth County School District GO, 5.00%, 02/01/27
(Call 02/01/26)	235	269,616
Georgia Ports Authority RB, 5.00%, 07/01/26	105	121,521
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/26	190	219,141
Metropolitan Atlanta Rapid Transit Authority RB, Series C,
5.00%, 07/01/29 (Call 07/01/26)	390	449,731
Private Colleges & Universities Authority RB, 5.00%, 09/01/26	220	255,215
State of Georgia GO
Series A, 5.00%, 08/01/26	500	582,583
Series A-1, 5.00%, 02/01/26	85	97,654
Series E, 5.00%, 12/01/27 (Call 12/01/26)	105	123,269
Series E, 5.00%, 12/01/28 (Call 12/01/26)	195	228,920
Series F, 5.00%, 01/01/26	25	28,655
		2,533,155
Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	205	236,778
Series A, 5.00%, 07/01/28 (Call 07/01/26)	245	282,865
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/26 (Call 10/01/25)	150	169,896
Series B, 5.00%, 10/01/26 (Call 10/01/25)	100	113,264
Series D, 5.00%, 09/01/26	65	75,687
County of Hawaii HI GO, Series A, 5.00%, 09/01/27
(Call 03/01/26)	100	114,345
State of Hawaii GO
5.00%, 01/01/26	100	114,453
5.00%, 10/01/26	285	333,017
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	100	113,495
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	140	163,518
Series FG, 5.00%, 10/01/27 (Call 10/01/26)	175	204,398
Series FG, 5.00%, 10/01/29 (Call 10/01/26)	100	116,207
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	145	169,358
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/29 (Call 07/01/26)	50	57,658
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	144,843
		2,409,782
Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	330	381,391

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Illinois — 2.0%
Chicago O'Hare International Airport RB
5.00%, 01/01/29 ( 01/01/26)	$135	$153,541
Series D, 5.00%, 01/01/26	165	187,491
Series E, 5.00%, 01/01/26	225	255,670
Illinois Finance Authority RB
4.00%, 07/01/26 ( 01/01/26)	95	104,764
5.00%, 04/01/26	60	68,997
5.00%, 07/01/26	315	363,977
Illinois State Toll Highway Authority RB, 5.00%, 01/01/26	200	227,754
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	113,406
Series A, 5.00%, 03/01/26	470	530,290
Series A, 5.00%, 10/01/26	250	284,946
Series B, 5.13%, 09/01/26	150	171,548
Series D, 5.00%, 11/01/26	235	268,219
State of Illinois Sales Tax Revenue RB
5.00%, 06/15/26	65	73,945
Series A, 4.00%, 06/15/26	235	257,488
		3,062,036
Indiana — 1.6%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/26	295	345,286
Indiana Finance Authority RB
Series A, 5.00%, 02/01/26	160	183,752
Series A, 5.00%, 10/01/26	80	93,518
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	110,167
Series C, 5.00%, 06/01/27 (Call 12/01/26)	595	698,633
Series E, 5.00%, 02/01/26	190	218,206
Series E, 5.00%, 02/01/29 (Call 08/01/26)	195	226,650
Indiana Municipal Power Agency RB, 5.00%,
01/01/27( 07/01/26)	105	121,521
Indiana University RB
Series A, 5.00%, 06/01/26	125	144,571
Series A, 5.00%, 06/01/27 (Call 06/01/26)	195	224,997
Series A, 5.00%, 06/01/28 (Call 06/01/26)	135	155,459
		2,522,760
Iowa — 0.2%
Iowa Finance Authority RB, 5.00%, 08/01/26	320	371,482

Kansas — 0.4%
State of Kansas Department of Transportation RB, 5.00%,
09/01/26 (Call 09/01/25)	475	538,365

Kentucky — 0.1%
Kentucky Infrastructure Authority RB, Series A, 5.00%,
02/01/26( 02/01/25)	100	111,206

Louisiana — 0.9%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	100	114,856
Series B, 5.00%, 05/01/26 (Call 05/01/25)	50	56,017
State of Louisiana GO
5.00%, 09/01/27 ( 09/01/26)	100	116,200
Series A, 5.00%, 09/01/26	25	29,026
Series B, 5.00%, 08/01/26	415	481,963
Series B, 5.00%, 08/01/29 (Call 08/01/26)	200	231,323
State of Louisiana RB
5.00%, 09/01/26	95	110,069
Series A, 5.00%, 09/01/26	180	208,552
		1,348,006

	Par
Security	(000)	Value

Maine — 0.7%
Maine Municipal Bond Bank RB
5.00%, 11/01/26	$250	$292,140
5.00%, 11/01/29 (Call 11/01/26)	220	256,311
Series A, 5.00%, 09/01/29 (Call 09/01/26)	100	115,190
State of Maine GO
4.00%, 06/01/26	50	55,773
5.00%, 06/01/26	115	133,164
Series B, 5.00%, 06/01/26	205	237,379
		1,089,957
Maryland — 4.0%
City of Baltimore MD GO
Series A, 5.00%, 10/15/26	40	46,807
Series B, 5.00%, 10/15/26	135	157,975
City of Baltimore MD RB, 5.00%, 07/01/26	215	249,029
County of Anne Arundel MD GOL
5.00%, 10/01/26	235	274,826
5.00%, 10/01/26 (Call 10/01/25)	110	125,074
County of Baltimore MD GO
5.00%, 03/01/26	195	224,397
5.00%, 08/01/26 (Call 08/01/25)	80	90,337
County of Charles MD GO
4.00%, 10/01/26	50	56,215
5.00%, 10/01/26	400	467,788
County of Frederick MD, 5.00%, 08/01/26	200	232,802
County of Howard MD GO
5.00%, 08/15/26	150	174,816
Series D, 5.00%, 02/15/26	180	206,871
County of Montgomery MD GO
5.00%, 11/01/26	490	574,321
Series A, 4.00%, 12/01/26 (Call 12/01/24)	25	27,000
Series A, 5.00%, 11/01/26	80	93,767
County of Prince George's MD GO, Series A, 5.00%, 09/15/26	235	274,495
County of Prince George's MD GOL, 5.00%, 07/15/26	210	244,185
State of Maryland Department of Transportation RB
5.00%, 10/01/26	120	140,040
5.00%, 12/01/27 (Call 12/01/26)	110	128,576
5.00%, 10/01/28 (Call 10/01/26)	480	558,684
5.00%, 10/01/29 (Call 10/01/26)	215	249,762
State of Maryland GO
Series A, 5.00%, 08/01/26	200	232,842
Series B, 4.00%, 08/01/26	175	196,104
Series B, 5.00%, 08/01/26	475	553,000
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26	300	347,658
5.00%, 06/01/26 (GTD)	100	115,886
5.00%, 06/01/27 (Call 06/01/26) (GTD)	100	115,731
		6,158,988
Massachusetts — 3.4%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	66,739
City of Cambridge MA GOL, Series B, 5.00%, 02/15/26	165	189,843
City of Cambridge MA RB, 5.00%, 02/15/26	195	224,360
Commonwealth of Massachusetts Federal Highway Grant
Anticipation Note Revenue RB, Series A, 5.00%, 06/15/27
(Call 06/15/26)	205	237,020
Commonwealth of Massachusetts GO, Series C, 5.25%,
11/01/26 (AGM)	50	59,001
Commonwealth of Massachusetts GOL
5.00%, 04/01/26	100	115,039
Series A, 5.00%, 07/01/26	600	694,964

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Massachusetts (continued)
Series B, 5.00%, 01/01/26	$20	$22,849
Series B, 5.00%, 07/01/30 (Call 07/01/26)	100	115,851
Series C, 5.00%, 09/01/26	155	180,335
Series D, 5.00%, 07/01/26	150	173,741
Series HH, 5.00%, 12/01/26	200	234,220
Series I, 5.00%, 12/01/28 (Call 12/01/26)	100	116,985
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	180	208,430
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/26 (Call 07/01/25)	150	168,909
Series A, 4.00%, 07/01/26	100	111,551
Series A, 5.00%, 07/01/26	135	156,367
Series B, 5.00%, 07/01/26 (Call 07/01/25)	335	377,230
Massachusetts Development Finance Agency RB, Series A,
5.00%, 10/15/26	205	239,377
Massachusetts School Building Authority RB
5.00%, 08/15/26 ( 08/15/25)	320	361,760
Series A, 5.00%, 11/15/26 (Call 11/15/25)	90	102,450
Massachusetts State College Building Authority RB, 4.00%,
05/01/26( 05/01/25) (ST INTERCEPT )	90	97,793
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/26	80	91,398
Massachusetts Water Resources Authority RB
5.00%, 08/01/26 ( 08/01/24)	115	126,052
Series B, 5.25%, 08/01/26 (AGM)	325	381,757
University of Massachusetts Building Authority RB
5.00%, 05/01/26	175	201,780
5.00%, 11/01/26	150	175,284
		5,231,085
Michigan — 1.5%
Great Lakes Water Authority Water Supply System Revenue RB
5.00%, 07/01/26	110	127,154
5.00%, 07/01/27 (Call 07/01/26)	220	254,615
Michigan Finance Authority RB
5.00%, 10/01/26	100	116,601
Series B, 5.00%, 10/01/28 (Call 10/01/26)	470	550,350
Series B, 5.00%, 10/01/29 (Call 10/01/26)	200	234,191
Michigan State Building Authority RB
5.00%, 10/15/29 ( 10/15/26)	275	318,257
Series I, 5.00%, 04/15/26 (Call 10/15/25)	90	102,222
Series I, 5.00%, 04/15/27 (Call 10/15/26)	130	151,865
State of Michigan RB, 5.00%, 03/15/26	385	442,187
University of Michigan RB, 5.00%, 04/01/26	45	51,886
		2,349,328
Minnesota — 1.3%
County of Hennepin MN GO
5.00%, 12/01/26	140	164,528
Series A, 5.00%, 12/01/26	125	146,900
Metropolitan Council GO, 5.00%, 12/01/26	170	199,261
Minneapolis-St Paul Metropolitan Airports Commission RB,
5.00%, 01/01/26	100	113,631
Minnesota Public Facilities Authority RB, Series A, 5.00%,
03/01/28 (Call 03/01/26)	125	143,575
State of Minnesota GO
5.00%, 08/01/26	145	168,879
Series B, 4.00%, 08/01/26	300	336,039
Series B, 4.00%, 08/01/26 (Call 08/01/24)	100	107,263
Series D, 5.00%, 08/01/26	255	296,996
Series D, 5.00%, 10/01/26	110	128,696

	Par
Security	(000)	Value

Minnesota (continued)
Series E, 3.00%, 08/01/26	$100	$107,653
		1,913,421
Mississippi — 0.3%
State of Mississippi GO
Series A, 5.00%, 10/01/26	110	128,533
Series B, 5.00%, 12/01/29 (Call 12/01/26)	200	234,322
Series C, 5.00%, 10/01/26 (Call 10/01/25)	140	158,808
		521,663
Missouri — 0.9%
City of Kansas City MO Water Revenue RB, Series A, 5.00%,
12/01/26	235	275,810
Metropolitan St Louis Sewer District RB, Series C, 5.00%,
05/01/27 (Call 05/01/26)	125	144,465
Missouri Highway & Transportation Commission RB
5.00%, 11/01/26	360	422,132
Series A, 5.00%, 05/01/26	110	127,080
Series A, 5.00%, 05/01/26 (Call 05/01/24)	100	108,615
Missouri State Board of Public Buildings RB, Series A, 4.00%,
04/01/26 (Call 04/01/24)	195	207,111
Missouri State Environmental Improvement & Energy Resources
Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	125	141,350
		1,426,563
Nebraska — 0.4%
Nebraska Public Power District RB
5.00%, 01/01/26	280	319,430
Series A, 5.00%, 01/01/29 (Call 01/01/26)	110	124,814
Series B, 5.00%, 01/01/29 (Call 01/01/26)	105	119,141
Omaha Public Power District RB, Series A, 5.00%, 02/01/30
(Call 02/01/26)	100	113,796
		677,181
Nevada — 2.4%
Clark County School District GOL
Series A, 5.00%, 06/15/26	145	167,079
Series E, 5.00%, 06/15/26	100	115,227
Clark County Water Reclamation District, 5.00%, 07/01/26	365	423,621
County of Clark NV GOL
5.00%, 11/01/26 (PR 11/01/24)	80	88,362
Series B, 5.00%, 11/01/26	100	116,605
Series B, 5.00%, 11/01/27 (Call 11/01/26)	230	268,885
Series B, 5.00%, 11/01/29 (Call 11/01/26)	290	336,995
County of Clark NV Passenger Facility Charge Revenue RB,
Series C, 5.00%, 07/01/26	355	408,714
County of Clark NV RB, Series A, 5.00%, 07/01/26
(Call 07/01/24)	320	348,873
Las Vegas Valley Water District GOL
5.00%, 06/01/26	50	57,600
5.00%, 09/15/26 (Call 09/15/25)	105	119,178
5.00%, 06/01/27 (Call 06/01/26)	75	86,571
State of Nevada GO, Series D, 5.00%, 04/01/26 (Call 04/01/25)	45	50,277
State of Nevada GOL
Series A, 4.00%, 08/01/26 (Call 08/01/25)	60	65,769
Series B, 5.00%, 11/01/26 (Call 05/01/25)	105	117,564
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/26 (Call 06/01/26)	330	381,216
5.00%, 12/01/27 (Call 06/01/26)	150	172,460
5.00%, 12/01/28 (Call 06/01/26)	200	229,856
Washoe County School District/NV GOL, Series A, 5.00%,
06/01/26 (Call 06/01/25)	115	129,193
		3,684,045

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB, 4.00%,
08/15/29( 08/15/26)	$100	$110,793

New Jersey — 2.4%
County of Union New Jersey GO, 4.00%, 03/01/26	35	38,916
Essex County Improvement Authority RB, 5.50%, 10/01/26
(NPFGC GTD)	100	119,255
Monmouth County Improvement Authority (The) RB, 4.00%,
08/01/26	205	229,722
New Jersey Economic Development Authority RB
Series AAA, 5.00%, 06/15/26	100	114,426
Series B, 5.00%, 11/01/26 (SAP)	175	201,991
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	150	163,017
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	480	524,105
New Jersey Educational Facilities Authority RB, 5.00%, 07/01/26	200	231,748
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/26	330	377,608
Series A, 5.00%, 06/15/28 (Call 06/15/26)	400	457,639
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	91,449
Series A, 5.00%, 06/15/30 (Call 06/15/26)	105	119,906
Series AA, 4.25%, 06/15/26 ( 06/15/25)	200	218,308
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	100	108,678
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	27,859
State of New Jersey GO, Series A, 5.00%, 06/01/26	565	647,038
		3,671,665
New Mexico — 0.5%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/26
(Call 06/15/24)	100	109,117
State of New Mexico GO, 5.00%, 03/01/26	260	298,636
State of New Mexico Severance Tax Permanent Fund RB,
5.00%, 07/01/26	315	364,856
		772,609
New York — 10.4%
City of New York NY GO
5.00%, 03/01/26	115	131,398
5.00%, 03/01/26 (Call 03/01/24)	225	242,863
5.00%, 08/01/26 (Call 08/01/24)	130	142,199
5.00%, 08/01/29 (Call 08/01/26)	255	294,937
Series A, 5.00%, 08/01/26	100	115,520
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	110	127,124
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	50	58,580
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	200	233,709
Series C, 5.00%, 08/01/26	160	184,832
Series C, 5.00%, 08/01/27 (Call 02/01/26)	150	171,573
Series C, 5.00%, 08/01/28 (Call 02/01/26)	150	171,258
Series E, 5.00%, 08/01/30 (Call 08/01/26)	95	109,789
Series J9, 5.00%, 08/01/27 (Call 08/01/26)	305	354,504
County of Nassau NY GOL, 5.00%, 04/01/26	135	154,475
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%,
02/15/26	205	235,865
Long Island Power Authority RB
5.00%, 09/01/26	40	46,616
Series B, 5.00%, 09/01/26	195	227,251
Metropolitan Transportation Authority RB
4.00%, 11/15/26	100	112,481
Series B, 5.00%, 11/15/26	430	494,590
Series B-2, 5.00%, 11/15/26	125	146,383
Series C-1, 5.00%, 11/15/26	685	787,786

	Par
Security	(000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid
Revenue RB
5.00%, 07/15/26 (Call 01/15/26) (SAW)	$60	$68,646
Series S1, 5.00%, 07/15/26 (SAW)	255	295,429
Series S-1, 5.00%, 07/15/30 (Call 01/15/26) (SAW)	255	289,737
Series S-2A, 5.00%, 07/15/26 (SAW)	360	417,077
New York City Transitional Finance Authority Future Tax Secured
Revenue RB
5.00%, 11/01/26	130	151,848
5.00%, 08/01/27 (Call 08/01/26)	195	226,002
5.00%, 05/01/29 (Call 05/01/26)	200	228,999
Series B-1, 5.00%, 08/01/29 (Call 08/01/26)	300	345,852
Series C, 5.00%, 11/01/26 (Call 05/01/24)	145	157,492
Series E1, 4.00%, 02/01/26	185	204,575
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	150	170,505
Series F-3, 5.00%, 02/01/30 (Call 02/01/26)	135	153,454
New York City Water & Sewer System RB
5.00%, 06/15/26	60	69,412
5.00%, 06/15/26 ( 06/15/25)	225	253,132
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	130	144,324
Series DD, 5.00%, 06/15/26	105	121,471
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	200	222,037
New York State Dormitory Authority RB
5.00%, 02/15/28 ( 08/15/26)	145	167,049
Series A, 5.00%, 02/15/26 (Call 02/15/24)	130	140,281
Series A, 5.00%, 03/15/26	555	636,451
Series A, 5.00%, 03/15/26 (Call 03/15/24)	100	108,317
Series A, 5.00%, 03/15/28 (Call 09/15/26)	530	615,191
Series A, 5.00%, 02/15/29 (Call 08/15/26)	415	478,106
Series A, 5.00%, 03/15/29 (Call 09/15/26)	440	509,656
Series A1, 4.00%, 10/01/26	95	106,947
Series B, 5.00%, 10/01/28 (Call 04/01/26)	110	126,688
Series D, 5.00%, 02/15/28 (Call 08/15/26)	325	374,421
Series E, 5.00%, 03/15/26 (Call 09/15/25)	115	129,917
New York State Environmental Facilities Corp. RB
5.00%, 05/15/26 (Call 05/15/24)	105	114,438
5.00%, 06/15/29 (Call 06/15/26)	210	242,459
Series D, 5.00%, 09/15/26 ( 03/15/25)	70	78,311
Series E, 5.00%, 06/15/26	50	57,959
New York State Thruway Authority RB
Series A, 5.00%, 01/01/26	125	142,192
Series A, 5.00%, 01/01/28 (Call 01/01/26)	140	159,428
Series L, 5.00%, 01/01/26	50	56,959
New York State Urban Development Corp. RB
4.00%, 03/15/26	80	88,582
5.00%, 03/15/26	50	57,362
Series A, 5.00%, 03/15/26	280	321,226
Series A, 5.00%, 03/15/27 (Call 03/15/26)	160	183,766
Series A, 5.00%, 03/15/28 (Call 03/15/26)	480	550,050
Series A, 5.00%, 03/15/30 (Call 03/15/26)	170	194,222
Series E, 5.00%, 03/15/26	160	183,558
Port Authority of New York & New Jersey RB
5.00%, 07/15/26	100	116,090
5.00%, 09/01/26	110	128,140
5.00%, 09/01/26 ( 09/01/24)	195	214,109
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	160	178,602
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (PR 10/15/24)	295	325,841
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/26	295	344,475

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series C-1, 5.00%, 11/15/26	$315	$367,829
Utility Debt Securitization Authority RB, Series A, 5.00%,
06/15/28 (Call 06/15/26)	250	288,526
		15,850,873
North Carolina — 2.0%
City of Charlotte NC Water & Sewer System Revenue RB,
5.00%, 07/01/26( 07/01/25)	100	112,713
County of Buncombe NC RB, 5.00%, 06/01/26	70	81,056
County of Forsyth NC RB, Series A, 4.00%, 04/01/26	105	116,773
County of Orange NC GO, 5.00%, 08/01/26	300	349,836
County of Union NC, 5.00%, 09/01/26	150	175,319
County of Wake NC, 5.00%, 12/01/26	135	158,444
County of Wake NC GO, 5.00%, 03/01/26	170	195,848
North Carolina Capital Facilities Finance Agency RB, 5.00%,
10/01/26	185	215,165
North Carolina Municipal Power Agency No. 1 RB, Series A,
5.00%, 01/01/29 (Call 07/01/26)	100	115,066
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	150	173,322
Series A, 5.00%, 06/01/26	260	301,542
Series A, 5.00%, 06/01/28 (Call 06/01/26)	150	173,498
Series C, 5.00%, 05/01/26	110	127,277
State of North Carolina RB
5.00%, 03/01/26	300	343,678
Series B, 5.00%, 06/01/26	175	202,480
Town of Cary NC, 5.00%, 09/01/26	170	198,447
		3,040,464
Ohio — 2.8%
City of Cincinnati OH Water System Revenue RB, 5.00%,
12/01/29 (Call 12/01/26)	145	169,513
City of Columbus OH GO
Series 2, 5.00%, 07/01/26	185	214,281
Series A, 4.00%, 08/15/26 (Call 08/15/25)	315	345,456
City of Columbus OH Sewerage Revenue RB, 5.00%, 06/01/29
(Call 06/01/26)	150	172,938
County of Franklin OH GOL, 5.00%, 12/01/26 (Call 12/01/25)	65	74,221
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/26	110	128,821
Ohio State University (The) RB, 5.00%, 12/01/26	45	52,746
Ohio Water Development Authority RB
5.00%, 12/01/27 (Call 12/01/26)	265	311,020
5.00%, 06/01/28 (Call 12/01/26)	100	117,366
5.00%, 12/01/29 ( 12/01/26)	100	117,161
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 06/01/26	440	508,488
State of Ohio COP, 5.00%, 09/01/26	230	267,371
State of Ohio GO
5.00%, 05/01/26	110	126,735
5.00%, 06/15/26	260	300,546
5.00%, 09/15/26	100	116,366
Series B, 4.00%, 09/01/26 (Call 03/01/24)	100	105,719
Series S, 5.00%, 05/01/26	150	173,358
Series S, 5.00%, 05/01/28 (Call 05/01/26)	100	115,079
Series S, 5.00%, 05/01/30 (Call 05/01/26)	100	114,900
Series U, 5.00%, 05/01/26	205	236,922
State of Ohio RB
5.00%, 12/15/28 (Call 06/15/26)	395	455,327
Series B, 5.00%, 10/01/26	110	128,153
		4,352,487

	Par
Security	(000)	Value

Oklahoma — 0.8%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	$275	$317,554
Series A, 5.00%, 06/01/28 (Call 12/01/26)	110	128,652
Series A, 5.00%, 06/01/30 (Call 12/01/26)	150	174,824
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/29
(Call 07/01/26)	150	172,766
Oklahoma Turnpike Authority RB, 5.00%, 01/01/26	175	200,148
Oklahoma Water Resources Board RB, 5.00%,
04/01/27( 04/01/26)	175	201,779
		1,195,723
Oregon — 2.2%
City of Portland OR GOL, Series B, 5.00%, 06/15/26	150	173,669
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/26	150	172,161
Series A, 5.00%, 05/01/27 (Call 05/01/26)	185	213,062
Series B, 5.00%, 10/01/26 (Call 10/01/24)	90	99,001
Multnomah County School District No. 1 Portland/OR GO,
5.00%, 06/15/26 (GTD)	265	307,182
Oregon State Lottery RB, Series C, 5.00%, 04/01/26
(Call 04/01/25) (MO)	495	552,553
Portland Community College District GO
5.00%, 06/15/26	150	173,877
5.00%, 06/15/28 (Call 06/15/26)	140	161,446
5.00%, 06/15/29 (Call 06/15/26)	105	120,795
Salem-Keizer School District No. 24J GO, Series B, 5.00%,
06/15/26 (GTD)	350	405,712
State of Oregon Department of Transportation RB
5.00%, 11/15/26	100	117,329
Series B, 5.00%, 11/15/26	180	211,192
State of Oregon GO
5.00%, 05/01/26	130	150,185
5.00%, 08/01/26 ( 08/01/25)	125	141,152
5.00%, 06/01/29 (Call 06/01/26)	100	115,246
Series C, 5.00%, 06/01/26	65	75,266
Series G, 5.00%, 12/01/29 (Call 12/01/26)	135	157,960
Series O, 5.00%, 08/01/26 (Call 08/01/25)	70	79,199
		3,426,987
Pennsylvania — 2.7%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	185	214,324
Commonwealth of Pennsylvania GO
5.00%, 09/15/29 (Call 09/15/26)	125	144,546
First Series, 5.00%, 09/15/26	225	261,057
First Series, 5.00%, 09/15/27 (Call 09/15/26)	180	209,108
Second Series, 5.00%, 09/15/26	360	417,691
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	440	509,870
County of Bucks PA GO, 5.00%, 06/01/26	150	173,348
County of Chester PA GO, Series A, 4.00%, 07/15/27
(Call 07/15/26)	200	224,286
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	240	273,896
Pennsylvania State University (The) RB, 5.00%, 03/01/26	240	275,561
Pennsylvania Turnpike Commission RB
5.00%, 06/01/26	405	462,892
Series A 1, 5.00%, 12/01/26	150	175,282
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	100	112,481
Series A-2, 5.00%, 12/01/26	305	356,407
School District of Philadelphia (The) GOL, Series A, 5.00%,
09/01/26 (SAW)	100	115,910

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pennsylvania (continued)
University of Pittsburgh-of the Commonwealth System of Higher
Education RB, 4.00%, 04/15/26 (Call 02/15/26)	$150	$165,750
		4,092,409
Rhode Island — 0.2%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	105	121,133
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, 5.00%, 10/01/26 (Call 10/01/25)	125	142,061
		263,194
South Carolina — 0.2%
South Carolina Public Service Authority RB, 5.00%, 12/01/26	200	233,709

Tennessee — 2.8%
City of Knoxville TN Electric System Revenue RB, Series HH,
5.00%, 07/01/26	190	220,338
City of Memphis TN GO, Series A, 5.00%, 04/01/26
(Call 04/01/25)	315	351,223
County of Blount TN Go, Series B, 5.00%, 06/01/26	75	86,674
County of Blount TN GO, Series B, 5.00%, 06/01/27
(Call 06/01/26)	135	155,743
County of Montgomery TN GO, 5.00%, 04/01/26	140	161,054
County of Shelby TN GO, 5.00%, 04/01/26	250	288,146
County of Washington TN GO, Series A, 4.00%, 06/01/29
(Call 06/01/26)	150	166,778
County of Williamson TN GO, 5.00%, 04/01/26	120	138,310
Metropolitan Government of Nashville & Davidson County TN
Electric Revenue RB, Series B, 5.00%, 05/15/26	365	420,971
Metropolitan Government of Nashville & Davidson County
TN GO
4.00%, 01/01/28 (Call 07/01/26)	210	233,648
5.00%, 01/01/26	260	297,042
5.00%, 01/01/27 (Call 07/01/26)	175	202,302
Metropolitan Government of Nashville & Davidson County TN
Water & Sewer Revenue RB, Series B, 5.00%, 07/01/26	265	306,696
State of Tennessee GO
Series A, 5.00%, 08/01/26	165	192,410
Series A, 5.00%, 08/01/27 (Call 08/01/26)	100	116,245
Series A, 5.00%, 08/01/28 (Call 08/01/26)	190	220,565
Series B, 5.00%, 08/01/27 (Call 08/01/26)	100	116,245
Tennessee State School Bond Authority RB
5.00%, 11/01/26 (ST INTERCEPT)	205	239,761
Series B, 5.00%, 11/01/26	255	298,239
		4,212,390
Texas — 11.0%
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	50	57,294
Allen Independent School District GO
5.00%, 02/15/26 (PSF)	95	108,939
5.00%, 02/15/27 (Call 02/15/26) (PSF)	100	114,715
Alvin Independent School District/TX GO, 5.00%, 02/15/27
(Call 02/15/26) (PSF)	225	257,632
Austin Community College District Public Facility Corp. RB,
5.00%, 08/01/26( 08/01/25)	65	73,137
Austin Independent School District GO
5.00%, 08/01/28 (Call 08/01/26) (PSF)	90	104,908
5.00%, 08/01/29 (Call 08/01/26)	150	174,632
Series A, 5.00%, 08/01/30 (Call 08/01/26) (PSF)	105	121,892
Series C, 5.00%, 08/01/26	100	115,756
Board of Regents of the University of Texas System
Series C, 5.00%, 08/15/26	140	162,490
Series J, 5.00%, 08/15/26	235	272,751

	Par
Security	(000)	Value

Texas (continued)
Board of Regents of the University of Texas System RB
5.00%, 08/15/27 (Call 08/15/26)	$150	$174,096
5.00%, 08/15/28 (Call 08/15/26)	100	115,730
City of Austin TX GOL
5.00%, 09/01/28 (Call 09/01/26)	220	256,386
5.00%, 09/01/29 (Call 09/01/26)	125	145,613
City of Austin TX RB, 5.00%, 09/01/26	125	145,856
City of Austin TX Water & Wastewater System Revenue RB,
5.00%, 11/15/26	260	304,131
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/27 (Call 10/01/26)	100	117,096
Series A, 5.00%, 10/01/29 (Call 10/01/26)	170	198,306
City of Fort Worth TX GOL, 5.00%, 03/01/26	95	108,831
City of Houston TX Airport System Revenue RB, 5.00%,
07/01/26	165	189,966
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/26	135	157,573
Series B, 5.00%, 11/15/28 (Call 11/15/26)	100	116,620
Series D, 5.00%, 11/15/26 (Call 11/15/24)	50	55,278
City of Houston TX GOL, Series A, 5.00%, 03/01/26
(Call 03/01/24)	100	107,832
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24)	125	134,480
5.00%, 02/01/30 (Call 08/01/26)	215	248,469
Series A, 5.00%, 02/01/26	125	142,925
City of San Antonio TX GOL
5.00%, 02/01/26 (Call 02/01/25)	200	223,165
5.00%, 08/01/26	205	237,494
Clear Creek Independent School District GO
Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	66,896
Series D, 5.00%, 02/15/26 (Call 02/15/24) (PSF)	70	75,565
Conroe Independent School District GO, 5.00%, 02/15/26 (PSF)	150	171,818
County of Bexar TX GOL
5.00%, 06/15/26 (Call 06/15/24)	90	98,349
5.00%, 06/15/29 (Call 06/15/26)	250	289,947
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/28
(Call 03/01/26)	120	137,523
County of Harris TX GO, Series A, 5.00%, 10/01/26	120	139,981
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	310	350,673
County of Travis TX GOL, 5.00%, 03/01/29 (Call 03/01/26)	210	240,574
Crowley Independent School District GO, Series A, 5.00%,
08/01/26 (Call 08/01/25) (PSF)	45	50,815
Cypress-Fairbanks Independent School District GO, 5.00%,
02/15/26 (PSF)	255	292,199
Dallas Area Rapid Transit RB
5.00%, 12/01/26	100	117,110
Series A, 5.00%, 12/01/26 (PR 12/01/24)	60	66,442
Series B, 5.00%, 12/01/28 (Call 12/01/26)	210	245,824
Dallas Fort Worth International Airport RB, Series A, 5.00%,
11/01/26	200	232,211
Dallas/Fort Worth International Airport RB, 5.00%, 11/01/26	160	185,769
Denton Independent School District GO
5.00%, 08/15/27 (Call 02/15/26) (PSF)	140	160,304
5.00%, 08/15/29 ( 02/15/26) (PSF)	150	171,056
Keller Independent School District/TX GO, Series A, 5.00%,
02/15/26 (Call 02/15/25) (PSF)	150	167,143
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	75	87,102
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF)	100	114,291
Series A, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	100	116,256

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Series C, 5.00%, 08/15/26 (PSF)	$170	$197,716
Lewisville Independent School District RB, 5.00%, 08/15/26
(PSF)	140	162,892
Lone Star College System GOL, 5.00%, 02/15/28
(Call 02/15/26)	235	267,789
Lower Colorado River Authority RB
5.00%, 05/15/26	225	257,479
5.00%, 05/15/26 (Call 05/15/24)	135	146,846
Series B, 5.00%, 05/15/26 (Call 05/15/25)	130	145,764
Mansfield Independent School District GO, Series B, 5.00%,
02/15/26 (PSF)	100	114,291
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	210	246,138
5.00%, 11/01/28 ( 11/01/26)	165	193,394
5.00%, 11/01/29 ( 11/01/26)	135	157,824
Series B, 5.00%, 11/01/26 ( 11/01/25)	150	170,996
North East Independent School District/TX GO
4.00%, 08/01/27 (Call 08/01/26) (PSF)	150	167,462
4.00%, 08/01/30 (Call 08/01/26) (PSF)	150	165,939
North Texas Municipal Water District RB, 5.00%, 06/01/28
(Call 06/01/26)	200	230,583
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/30 (Call 09/01/26)	35	40,484
North Texas Tollway Authority RB
5.00%, 01/01/26	250	285,308
5.00%, 01/01/26 ( 01/01/25)	240	266,240
5.00%, 01/01/28 ( 01/01/26)	120	135,965
Series A, 5.00%, 01/01/26	50	57,062
Series A, 5.00%, 01/01/28 (Call 01/01/26)	120	136,112
Series B, 5.00%, 01/01/27 (Call 01/01/26)	150	170,447
Series B, 5.00%, 01/01/29 (Call 01/01/26)	190	214,814
Northside Independent School District GO, 4.00%, 08/15/26
(PSF)	190	212,899
Northside Independent School District RB, 5.00%, 08/15/26
(Call 08/15/25)	130	147,153
Northwest Independent School District GO, 5.00%, 02/15/29
(Call 02/15/26) (PSF)	230	263,259
Permanent University Fund - Texas A&M University System RB, Series A, 5.50%, 07/01/26 (Call 07/01/25)	210	239,914
Permanent University Fund - University of Texas System RB,
5.00%, 07/01/26( 07/01/25)	225	253,542
Plano Independent School District GO
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	150	171,563
Series A, 5.00%, 02/15/29 (Call 02/15/26)	100	114,164
San Antonio Independent School District/TX GO, 5.00%,
08/15/26 (PSF)	150	174,455
San Jacinto Community College District, 5.00%, 02/15/26
(Call 02/15/25)	150	167,143
State of Texas GO
5.00%, 04/01/26	110	126,446
5.00%, 10/01/26	150	174,754
5.00%, 04/01/29 (Call 04/01/26)	180	206,439
Series A, 5.00%, 04/01/29 (Call 04/01/26)	100	114,688
Series B-1, 5.00%, 08/01/27 (Call 08/01/26)	155	180,010
State of Texas GOL, 5.00%, 08/01/26 (Call 08/01/25)	100	112,921
Texas A&M University RB
4.00%, 05/15/27 (CALL 05/15/26)	100	111,092
4.00%, 05/15/28 (Call 05/15/26)	100	110,651
Series C, 5.00%, 05/15/26	75	86,637

	Par
Security	(000)	Value

Texas (continued)
Series E, 4.00%, 05/15/27 (Call 05/15/26)	$100	$111,092
Texas State University System RB, Series A, 5.00%, 03/15/26	70	80,428
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/26	95	110,457
Series A, 5.00%, 10/01/26	245	286,278
Series A, 5.00%, 10/01/30 (Call 10/01/26)	200	232,415
Texas Water Development Board RB
5.00%, 04/15/26 (Call 10/15/25)	90	102,572
Series A, 5.00%, 10/15/26	230	268,913
Series B, 5.00%, 04/15/26	70	80,737
Series B, 5.00%, 10/15/26	350	409,216
		16,903,224
Utah — 0.8%
State of Utah GO
5.00%, 07/01/26	660	766,617
Series B, 5.00%, 07/01/26	115	133,577
University of Utah (The) RB
5.00%, 08/01/28 (Call 08/01/26)	160	185,285
Series B-1, 5.00%, 08/01/26 (SAP)	100	116,231
Utah Transit Authority RB, Series A, 5.00%, 06/15/26
(PR 06/15/25)	65	73,160
		1,274,870
Vermont — 0.1%
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/26	100	117,417

Virginia — 4.4%
City of Chesapeake VA GO, 5.00%, 08/01/26 (SAW)	120	139,534
City of Falls Church VA GO, Series B, 5.00%, 07/15/27
(Call 07/15/26)	175	203,735
City of Newport News VA GO, Series A, 4.00%, 08/01/26	180	201,289
City of Norfolk VA GO, Series B, 4.00%, 10/01/28
(Call 10/01/26)	185	207,371
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	60	69,071
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/27 (Call 01/15/26)	195	223,505
City of Suffolk VA GO
5.00%, 02/01/26	80	91,842
5.00%, 02/01/26 (Call 02/01/25) (SAW)	225	250,778
Commonwealth of Virginia GO, 5.00%, 06/01/26	50	57,874
County of Arlington VA GO
5.00%, 08/15/26	40	46,675
Series A, 5.00%, 08/15/30 (PR 08/15/26)	160	186,417
County of Chesterfield VA GO, Series B, 5.00%, 01/01/26	185	211,662
County of Fairfax VA GO
Series A, 4.00%, 10/01/26	80	89,713
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	160	177,939
County of Fairfax VA Sewer Revenue RB, Series A, 5.00%,
07/15/29 (Call 07/15/26)	230	267,223
County of Henrico VA GO, 5.00%, 08/01/26	100	116,469
County of Loudoun VA GO
5.00%, 12/01/26 (SAW)	95	111,255
Series A, 5.00%, 12/01/26	165	193,232
Series A, 5.00%, 12/01/26 (Call 12/01/25)	175	200,392
Hampton Roads Sanitation District RB, 5.00%, 08/01/27
(Call 08/01/26)	55	64,084
Prince William County Industrial Development Authority RB,
5.00%, 10/01/26	100	116,650
Virginia College Building Authority RB
5.00%, 02/01/29 (Call 02/01/26)	150	170,756
5.00%, 09/01/29 (Call 09/01/26) (ST INTERCEPT)	285	328,838

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Virginia (continued)
5.00%, 09/01/29 (PR 09/01/26) (ST INTERCEPT)	$15	$17,423
Series A, 5.00%, 02/01/26	160	183,011
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	250	290,863
Series B, 5.00%, 09/01/26 (Call 09/01/25)	75	85,005
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 05/15/24)	100	108,941
5.00%, 09/15/26	275	319,470
5.00%, 09/15/27 (Call 09/15/26)	200	233,221
Series A, 5.00%, 05/15/26	165	190,004
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/26	115	133,665
Series B, 5.00%, 08/01/26	205	238,273
Series C, 4.00%, 08/01/26 (Call 08/01/24)	100	107,366
Virginia Public School Authority RB
5.00%, 08/01/26 (SAW)	165	191,154
Series B, 5.00%, 08/01/26	215	249,079
Virginia Resources Authority RB
5.00%, 11/01/26	110	128,818
5.00%, 11/01/26 ( 11/01/25)	145	165,583
Series A, 5.00%, 11/01/26	300	351,323
		6,719,503
Washington — 4.5%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/26	225	263,492
Series S-1, 5.00%, 11/01/26 (Call 11/01/25)	70	79,632
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/26	115	133,309
City of Seattle WA GOL
4.00%, 04/01/28 ( 04/01/26)	80	88,557
Series A, 5.00%, 06/01/26 (Call 06/01/25)	175	196,964
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 04/01/29 (Call 04/01/26)	85	93,656
Series B, 5.00%, 04/01/26	105	120,791
Series B, 5.00%, 04/01/27 (Call 04/01/26)	105	120,469
Series B, 5.00%, 04/01/28 (Call 04/01/26)	105	120,423
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/26	145	168,466
City of Spokane WA GO, 5.00%, 12/01/26	120	140,716
Clark County School District No. 37 Vancouver GO, 5.00%,
12/01/26 (GTD)	165	193,654
County of King WA GOL, 5.00%, 07/01/26( 01/01/25)	160	177,679
County of King WA Sewer Revenue RB, Series B, 5.00%,
07/01/26	340	393,971
County of Pierce WA GOL, Series A, 5.00%, 07/01/26	85	98,374
County of Spokane WA GOL, 5.00%, 12/01/26	60	70,327
Energy Northwest RB
Series A, 5.00%, 07/01/26	680	787,626
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	215	234,668
King County School District No. 401 Highline GO, 5.00%,
12/01/28 (Call 12/01/26) (GTD)	165	192,558
King County School District No. 414 Lake Washington GO,
4.00%, 12/01/26 (Call 06/01/26) (GTD)	440	490,017
Pierce County School District No 10 Tacoma GO, 5.00%,
12/01/26( 12/01/25) (GTD)	145	165,453
Pierce County School District No. 402 Franklin Pierce GO,
5.00%, 12/01/27 (Call 12/01/26) (GTD)	100	117,366
Port of Seattle WA RB, 5.00%, 02/01/26	95	108,583
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/29
(Call 12/01/26)	100	116,753
State of Washington GO
0.00%, 06/01/26 (AMBAC)(c)	100	93,725

	Par
Security	(000)	Value

Washington (continued)
5.00%, 07/01/26 ( 01/01/26)	$115	$131,384
5.00%, 08/01/26	115	133,556
5.00%, 08/01/27 ( 08/01/26)	130	150,545
Series 2017-A, 5.00%, 08/01/30 (Call 08/01/26)	115	132,739
Series 2020-A, 5.00%, 08/01/26	140	162,590
Series B, 5.00%, 02/01/26 (Call 02/01/25)	150	166,950
Series B, 5.00%, 08/01/28 (Call 08/01/26)	100	115,567
Series B, 5.00%, 07/01/30 (Call 01/01/26)	190	215,588
Series B, 5.00%, 08/01/30 (Call 08/01/26)	235	271,250
Series C, 5.00%, 02/01/26	75	85,913
Series R, 5.00%, 08/01/28 (Call 08/01/26)	165	190,686
University of Washington RB
Series A, 5.00%, 12/01/26	225	263,958
Series A, 5.00%, 12/01/28 (Call 12/01/26)	140	164,097
		6,952,052
West Virginia — 0.6%
School Building Authority of West Virginia RB, Series A, 5.00%,
07/01/26 (Call 07/01/24)	145	158,447
State of West Virginia GO
5.00%, 06/01/26	100	115,794
5.00%, 12/01/26	110	129,103
Series A, 0.00%, 11/01/26 (NPFGC)(c)	100	93,308
Series B, 5.00%, 12/01/26	130	152,576
West Virginia Commissioner of Highways RB, 5.00%, 09/01/26	130	150,935
West Virginia Parkways Authority RB, 5.00%, 06/01/26	155	178,914
		979,077
Wisconsin — 1.8%
State of Wisconsin Environmental Improvement Fund Revenue
RB, Series A, 5.00%, 06/01/26	95	110,005
State of Wisconsin GO
4.00%, 05/01/26 ( 05/01/24)	100	106,540
5.00%, 11/01/26	155	181,439
Series 1, 4.00%, 11/01/26 (Call 05/01/25)	190	207,277
Series 1, 5.00%, 05/01/26	75	86,611
Series 1, 5.00%, 11/01/26 (Call 05/01/25)	380	426,244
Series 3, 5.00%, 11/01/26	110	128,763
State of Wisconsin RB
Series A, 5.00%, 05/01/26	310	357,022
Series B, 5.00%, 05/01/28 (Call 05/01/26)	180	207,223
Wisconsin Department of Transportation RB
5.00%, 07/01/27 (Call 07/01/26)	300	348,743
5.00%, 07/01/28 ( 07/01/26)	145	168,423
Series 1, 5.00%, 07/01/26 (Call 07/01/25)	290	327,620
Series 2, 5.00%, 07/01/26	95	110,258
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	35	38,334
		2,804,502
Total Municipal Debt Obligations — 98.7%
(Cost: $154,216,373)	.	151,011,861

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	278	$278,386

Total Short-Term Investments — 0.2%
(Cost: $278,409)		278,386

Total Investments in Securities — 98.9%
(Cost: $154,494,782)		151,290,247

Other Assets, Less Liabilities — 1.1%		1,730,709

Net Assets—100.0%		$153,020,956

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Zero-coupon bond.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$604,744	$—	$(326,343	)(a)	$14	$(29)	$278,386	278	$91	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$151,011,861	$—	$151,011,861
Money Market Funds	278,386	—	—	278,386
	$278,386	$151,011,861	$—	$151,290,247

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	AMBAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal Corp.	COP	Certificates of Participation

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2022

Portfolio Abbreviations - Fixed Income (continued)

ETM	Escrowed to Maturity	RB	Revenue Bond
GO	General Obligation	SAP	Subject to Appropriations
GOL	General Obligation Limited	SAW	State Aid Withholding
GTD	Guaranteed	ST	Special Tax
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
PSF	Permanent School Fund